Debt (Details) - USD ($)					1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2025	May 13, 2025	Apr. 17, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2021	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt [Line Items]
Borrowings								$ 1,300,000
Proceeds from convertible promissory notes											$ 5,000,000
Price per share (in Dollars per share)				$ 3.89						$ 3.89
Transfer shares (in Shares)	2,375,000									2,000,000
Transfer shares (in Shares)					21.6		21,600,000	21,600,000	21.6
Received in proceeds					$ 13,600,000
Commitment amount				$ 5,400,000						$ 5,400,000
Proceeds received				1,500,000						1,500,000
Proportional amount				19,500,000						$ 19,500,000
Equity linked securities					$ 20,000,000			$ 20,000,000
Trading days					10 days			10 days
September 2024 Notes [Member]
Debt [Line Items]
Debt instrument, term								18 months		18 months
Received in proceeds								$ 13,600,000		$ 13,600,000
Expected proceeds				$ 15,000,000						$ 15,000,000
Conversion price per share (in Dollars per share)				$ 7.5			$ 7.5	$ 7.5		$ 7.5
Aggregate principal amount								$ 700,000		$ 250,000
Crowdkeep Investor [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)							5	$ 5
Aggregate principal amount		$ 1,000,000	$ 1,000,000
Crowdkeep Loans [Member]
Debt [Line Items]
Aggregate principal amount		$ 500,000	$ 500,000
Crowdkeep Convertible Note [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)							$ 7.5	$ 7.5
Aggregate principal amount								$ 1,000,000
Annual rate percentage								8.00%
Consecutive trading days								30 days
Percentage multiplied by VWAP							20.00%	20.00%
Common Stock [Member]
Debt [Line Items]
Transfer shares (in Shares)									7,297	1,682,799	2,422,870
Common stock price per share (in Dollars per share)				$ 0.361	$ 10		$ 10	$ 10	$ 10	$ 0.361
Common Stock [Member] | Crowdkeep Convertible Note [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)							$ 7.5	$ 7.5
Revolving Loan Facility [Member]
Debt [Line Items]
Line of credit facility, maximum borrowing capacity						$ 14,000,000
Debt instrument, term						12 months
Borrowings
Revolving Loan Facility [Member] | JPMorgan Chase [Member]
Debt [Line Items]
Repaid of line of credit											$ 5,000,000
Outstanding principal amount							$ 14,000,000	$ 14,000,000
Business Combination [Member]
Debt [Line Items]
Transfer shares (in Shares)										2,000,000
Consideration amount					$ 20,000,000			$ 20,000,000
Private Veea [Member] | September 2024 Notes [Member]
Debt [Line Items]
Interest rate				2.00%			2.00%	2.00%		2.00%
Series A-1 Preferred Stock [Member]
Debt [Line Items]
Price per share (in Dollars per share)				$ 7.5			$ 7.5	$ 7.5		$ 7.5
Maximum [Member]
Debt [Line Items]
Price per share (in Dollars per share)							1.34	$ 1.34
Consecutive trading days								30 days
Maximum [Member] | Revolving Loan Facility [Member] | JPMorgan Chase [Member]
Debt [Line Items]
Average rate						1.80%
Outstanding principal amount				$ 12,700,000						$ 12,700,000
Minimum [Member]
Debt [Line Items]
Price per share (in Dollars per share)							$ 0.66	$ 0.66
Consecutive trading days								10 days
Minimum [Member] | Revolving Loan Facility [Member] | JPMorgan Chase [Member]
Debt [Line Items]
Average rate						1.50%
Outstanding principal amount				1,300,000						1,300,000
Private Placement [Member] | September 2024 Notes [Member]
Debt [Line Items]
Unsecured subordinated convertible promissory notes				$ 15,000,000			$ 15,000,000	$ 15,000,000		$ 15,000,000
Proceeds from convertible promissory notes								$ 1,450,000
Investor [Member]
Debt [Line Items]
Transfer shares (in Shares)								2,000,000